Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Investment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Gain/(loss) from equity method investments	¥ 6,453	$ 936	¥ (4,886)	¥ 1,349
Impairment loss on long-term investments	500	$ 72	¥ 5,000	¥ 882
Gain (loss) on equity securities fair value | ¥	(391)
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment committed amount but not yet paid | ¥	¥ 3,715
Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Number of investments | Investment	3
Private Company
Schedule Of Equity Method Investments [Line Items]
Number of investments | Investment	4